Huntington World Income Fund
Fund Summary Huntington World Income Fund
Fund Summary Investment Objective
The Fund seeks to maximize current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 18 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington World Income Fund	Trust Shares	Class A Shares
Shareholder Fees Column [Text]	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington World Income Fund	Trust Shares	Class A Shares
Operating Expenses Column [Text]	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees		0.25%
Other Expenses (including shareholder services fee)	1.29%	1.29%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.86%	2.11%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huntington World Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Trust Shares	189	585	1,006	2,180
Class A Shares	679	1,104	1,555	2,800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategy

The Fund utilizes an asset allocation strategy designed to maximize current income. In pursuit of this strategy, the Advisor primarily allocates the Fund’s assets among the following major asset classes: (1) dividend-paying equities of any market capitalization, (2) domestic and foreign bonds, (3) bond exchange-traded funds (“Bond ETFs”), and (4) derivatives. The Fund may invest in securities issued by U.S. and foreign governments and companies and in securities denominated in foreign currencies. The allocation among the different asset classes is based solely on the Advisor’s assessment of the most effective way for the Fund to meet its investment objective with consideration of the applicable risks. The Fund will generally have varying levels of investment in each of the different asset classes as discussed below.

The Fund will maintain a portion of its assets in U.S. securities at all times, with a goal of investing a minimum of 25% of its total assets in U.S. securities. The Advisor normally allocates the Fund’s investments across different countries and regions, including emerging markets, and will invest in a minimum of three countries at all times. Under normal market conditions, the Fund will invest significantly (at least 30% of total assets unless market conditions are not deemed favorable by the Advisor) in the securities of issuers based outside of the United States. However, the Fund will not invest more than 30% of its total assets in any one country, except for the United States.

With respect to dividend-paying equities, the Fund will primarily invest in dividend-paying common stock, preferred stock, Canadian Royalty Trusts, master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”). A Canadian Royalty Trust is a type of corporation usually involved in oil and gas production or mining. Generally, the profits of a Canadian Royalty Trust are not taxed at the corporate level provided a certain high percentage (e.g. 90%) of profits are distributed to shareholders as dividends. The dividends are then taxed as personal income.

With respect to fixed income securities, the Fund will primarily invest in domestic and foreign bonds and Bond ETFs. The Fund has no maturity restrictions on the fixed income securities in which it invests. The percentage allocation of the fixed income portion of the Fund will shift between foreign bonds and domestic bonds when, in the opinion of the Advisor, one or the other offers more advantageous yields. The Fund’s Bond ETF investments are limited to 10% of the Fund’s total assets, including 5% of total assets in “Ultrashort” ETFs, including Ultrashort ETFs which track U.S. Treasuries. In addition, the Fund may invest up to 10% of its total assets in non-investment grade fixed income securities (also known as junk bonds), which are securities that at the time of purchase are not rated in one of the four highest categories by a U.S. nationally recognized statistical rating organization (or, if unrated, are determined by the Advisor not to be of a quality comparable to a security rated within the four highest rating categories).

The Advisor may invest in derivatives for hedging and non-hedging purposes. The Fund may use derivatives to directly hedge the then existing risks and exposures of the Fund up to the notional value of the underlying instruments in the Fund being hedged. Derivatives purchased for other purposes, such as to generate income or enhance returns, are limited to 15% of the Fund’s total assets as measured by notional value. The Fund may invest in derivative instruments including, but not limited to, options, cash secured puts, call purchases on inverse market ETF’s and similar instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its total assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The counterparty to an OTC derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Foreign Investment Risk. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Performance: Bar Chart and Table/Average Annual Total Return Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.